LOANS, Maturities of Current and Non-current Loans (Details) - ARS ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017
Maturities of current and non-current loans [Abstract]
Loans	$ 33,582,804	[1]	$ 31,684,940		$ 10,218,503
Due [Member]
Maturities of current and non-current loans [Abstract]
Loans	90,363
From 1/01/2020 to 12/31/2020
Maturities of current and non-current loans [Abstract]
Loans	1,631,724
From 1/01/2021 to 12/31/2021[Member]
Maturities of current and non-current loans [Abstract]
Loans	296,515
From 01/01/2022 to 12/31/2022 [Member]
Maturities of current and non-current loans [Abstract]
Loans	321,370
From 1/01/2023 to 12/31/2023 [Member]
Maturities of current and non-current loans [Abstract]
Loans	348,380
From 1/01/2024 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans	30,894,452
2018 Notes [Member]
Maturities of current and non-current loans [Abstract]
Loans	30,184,041
2018 Notes [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans	0
2018 Notes [Member] | From 1/01/2020 to 12/31/2020
Maturities of current and non-current loans [Abstract]
Loans	336,881
2018 Notes [Member] | From 1/01/2021 to 12/31/2021[Member]
Maturities of current and non-current loans [Abstract]
Loans	0
2018 Notes [Member] | From 01/01/2022 to 12/31/2022 [Member]
Maturities of current and non-current loans [Abstract]
Loans	0
2018 Notes [Member] | From 1/01/2023 to 12/31/2023 [Member]
Maturities of current and non-current loans [Abstract]
Loans	0
2018 Notes [Member] | From 1/01/2024 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans	29,847,160
Financial Leasing [Member]
Maturities of current and non-current loans [Abstract]
Loans	2,377,438
Financial Leasing [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans	90,363
Financial Leasing [Member] | From 1/01/2020 to 12/31/2020
Maturities of current and non-current loans [Abstract]
Loans	273,518
Financial Leasing [Member] | From 1/01/2021 to 12/31/2021[Member]
Maturities of current and non-current loans [Abstract]
Loans	296,515
Financial Leasing [Member] | From 01/01/2022 to 12/31/2022 [Member]
Maturities of current and non-current loans [Abstract]
Loans	321,370
Financial Leasing [Member] | From 1/01/2023 to 12/31/2023 [Member]
Maturities of current and non-current loans [Abstract]
Loans	348,380
Financial Leasing [Member] | From 1/01/2024 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans	1,047,292
Pre-export Finance [Member]
Maturities of current and non-current loans [Abstract]
Loans	1,021,325
Pre-export Finance [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans	0
Pre-export Finance [Member] | From 1/01/2020 to 12/31/2020
Maturities of current and non-current loans [Abstract]
Loans	1,021,325
Pre-export Finance [Member] | From 1/01/2021 to 12/31/2021[Member]
Maturities of current and non-current loans [Abstract]
Loans	0
Pre-export Finance [Member] | From 01/01/2022 to 12/31/2022 [Member]
Maturities of current and non-current loans [Abstract]
Loans	0
Pre-export Finance [Member] | From 1/01/2023 to 12/31/2023 [Member]
Maturities of current and non-current loans [Abstract]
Loans	0
Pre-export Finance [Member] | From 1/01/2024 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans	$ 0

[1]	Net of issuance expenses of Ps. 97,840 and Ps. 185,243 as of December 31, 2019 and 2018, respectively.